Intangible Assets,Net - Summary of Estimated Amortization Expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets Future Amortization Expense Current And Five Succeeding Fiscal Years [Abstract]
2021	¥ 14,464
2022	14,040
2023	13,976
2024	13,612
2025 and thereafter	132,998
Intangible assets, net	¥ 189,090	¥ 10,028